Distribution Date:	02/12/24	COMM 2014-LC17 Mortgage Trust
Determination Date:	02/06/24
Next Distribution Date:	03/12/24
Record Date:	01/31/24	Commercial Mortgage Pass-Through Certificates
Series 2014-LC17

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	9		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	10-14		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	15-16	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	17-18		David Rodgers	(212) 230-9025
Principal Prepayment Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	26	Controlling Class	LNR Securities Holdings, LLC
Historical Bond / Collateral Loss Reconciliation Detail	27-29	Representative
			-
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12592MBE9	1.381000%	54,856,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12592MBF6	3.164000%	227,433,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12592MBG4	3.620000%	96,726,000.00	9,090,038.68	1,278,124.30	27,421.62	0.00	0.00	1,305,545.92	7,811,914.38	46.82%	30.00%
A-3	12592MBH2	3.723000%	34,183,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12592MBJ8	3.648000%	190,000,000.00	114,252,137.01	0.00	347,326.50	0.00	0.00	347,326.50	114,252,137.01	46.82%	30.00%
A-5	12592MBK5	3.917000%	261,974,000.00	261,974,000.00	0.00	855,126.80	0.00	0.00	855,126.80	261,974,000.00	46.82%	30.00%
A-M	12592MBM1	4.188000%	81,882,000.00	81,882,000.00	0.00	285,768.18	0.00	0.00	285,768.18	81,882,000.00	35.48%	23.38%
B	12592MBN9	4.490000%	57,164,000.00	57,164,000.00	0.00	213,888.63	0.00	0.00	213,888.63	57,164,000.00	27.57%	18.75%
C	12592MBQ2	4.537894%	44,803,000.00	44,803,000.00	0.00	169,426.07	0.00	0.00	169,426.07	44,803,000.00	21.36%	15.13%
D	12592MAN0	3.687000%	91,152,000.00	91,152,000.00	0.00	280,064.52	0.00	0.00	280,064.52	91,152,000.00	8.74%	7.75%
E	12592MAQ3	3.114000%	29,354,000.00	29,354,000.00	0.00	76,173.63	0.00	0.00	76,173.63	29,354,000.00	4.68%	5.38%
F	12592MAS9	3.114000%	12,360,000.00	12,360,000.00	0.00	32,074.20	0.00	0.00	32,074.20	12,360,000.00	2.97%	4.38%
G*	12592MAU4	3.114000%	16,994,000.00	16,994,000.00	0.00	38,120.54	0.00	0.00	38,120.54	16,994,000.00	0.61%	3.00%
H	12592MAW0	3.114000%	37,079,695.00	4,387,399.46	0.00	0.00	0.00	(40,129.12)	0.00	4,427,528.58	0.00%	0.00%
V	12592MAY6	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12592MBA7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12592MBC3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,235,960,697.01	723,412,575.15	1,278,124.30	2,325,390.69	0.00	(40,129.12)	3,603,514.99	722,174,579.97

X-A	12592MBL3	0.644960%	947,054,000.00	467,198,175.69	0.00	251,103.52	0.00	0.00	251,103.52	465,920,051.39
X-B	12592MAA8	0.026850%	101,967,000.00	101,967,000.00	0.00	2,281.52	0.00	0.00	2,281.52	101,967,000.00
X-C	12592MAC4	0.850894%	91,152,000.00	91,152,000.00	0.00	64,633.93	0.00	0.00	64,633.93	91,152,000.00
X-D	12592MAE0	1.423894%	29,354,000.00	29,354,000.00	0.00	34,830.83	0.00	0.00	34,830.83	29,354,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-E	12592MAG5	1.423894%	12,360,000.00	12,360,000.00	0.00	14,666.11	0.00	0.00	14,666.11	12,360,000.00
X-F	12592MAJ9	1.423894%	16,994,000.00	16,994,000.00	0.00	20,164.72	0.00	0.00	20,164.72	16,994,000.00
X-G	12592MAL4	1.423894%	37,079,695.00	4,387,399.45	0.00	5,205.99	0.00	0.00	5,205.99	4,427,528.58
Notional SubTotal			1,235,960,695.00	723,412,575.14	0.00	392,886.62	0.00	0.00	392,886.62	722,174,579.97

Deal Distribution Total					1,278,124.30	2,718,277.31	0.00	(40,129.12)	3,996,401.61

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12592MBE9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12592MBF6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12592MBG4	93.97720034	13.21386494	0.28349792	0.00000000	0.00000000	0.00000000	0.00000000	13.49736286	80.76333540
A-3	12592MBH2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12592MBJ8	601.32703689	0.00000000	1.82803421	0.00000000	0.00000000	0.00000000	0.00000000	1.82803421	601.32703689
A-5	12592MBK5	1,000.00000000	0.00000000	3.26416667	0.00000000	0.00000000	0.00000000	0.00000000	3.26416667	1,000.00000000
A-M	12592MBM1	1,000.00000000	0.00000000	3.49000000	0.00000000	0.00000000	0.00000000	0.00000000	3.49000000	1,000.00000000
B	12592MBN9	1,000.00000000	0.00000000	3.74166661	0.00000000	0.00000000	0.00000000	0.00000000	3.74166661	1,000.00000000
C	12592MBQ2	1,000.00000000	0.00000000	3.78157869	0.00000000	0.00000000	0.00000000	0.00000000	3.78157869	1,000.00000000
D	12592MAN0	1,000.00000000	0.00000000	3.07250000	0.00000000	0.00000000	0.00000000	0.00000000	3.07250000	1,000.00000000
E	12592MAQ3	1,000.00000000	0.00000000	2.59500000	0.00000000	0.00000000	0.00000000	0.00000000	2.59500000	1,000.00000000
F	12592MAS9	1,000.00000000	0.00000000	2.59500000	0.00000000	0.00000000	0.00000000	0.00000000	2.59500000	1,000.00000000
G	12592MAU4	1,000.00000000	0.00000000	2.24317642	0.35182358	30.84312346	0.00000000	0.00000000	2.24317642	1,000.00000000
H	12592MAW0	118.32350455	0.00000000	0.00000000	0.30704945	99.76348349	0.00000000	(1.08223975)	0.00000000	119.40574430
V	12592MAY6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12592MBA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12592MBC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12592MBL3	493.31735644	0.00000000	0.26514171	0.00000000	0.00000000	0.00000000	0.00000000	0.26514171	491.96777733
X-B	12592MAA8	1,000.00000000	0.00000000	0.02237508	0.00000000	0.00000000	0.00000000	0.00000000	0.02237508	1,000.00000000
X-C	12592MAC4	1,000.00000000	0.00000000	0.70907857	0.00000000	0.00000000	0.00000000	0.00000000	0.70907857	1,000.00000000
X-D	12592MAE0	1,000.00000000	0.00000000	1.18657866	0.00000000	0.00000000	0.00000000	0.00000000	1.18657866	1,000.00000000
X-E	12592MAG5	1,000.00000000	0.00000000	1.18657848	0.00000000	0.00000000	0.00000000	0.00000000	1.18657848	1,000.00000000
X-F	12592MAJ9	1,000.00000000	0.00000000	1.18657879	0.00000000	0.00000000	0.00000000	0.00000000	1.18657879	1,000.00000000
X-G	12592MAL4	118.32350428	0.00000000	0.14040002	0.00000000	0.00000000	0.00000000	0.00000000	0.14040002	119.40574430

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	01/01/24 - 01/30/24	30	0.00	27,421.62	0.00	27,421.62	0.00	0.00	0.00	27,421.62	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	01/01/24 - 01/30/24	30	0.00	347,326.50	0.00	347,326.50	0.00	0.00	0.00	347,326.50	0.00
A-5	01/01/24 - 01/30/24	30	0.00	855,126.80	0.00	855,126.80	0.00	0.00	0.00	855,126.80	0.00
X-A	01/01/24 - 01/30/24	30	0.00	251,103.52	0.00	251,103.52	0.00	0.00	0.00	251,103.52	0.00
X-B	01/01/24 - 01/30/24	30	0.00	2,281.52	0.00	2,281.52	0.00	0.00	0.00	2,281.52	0.00
X-C	01/01/24 - 01/30/24	30	0.00	64,633.93	0.00	64,633.93	0.00	0.00	0.00	64,633.93	0.00
X-D	01/01/24 - 01/30/24	30	0.00	34,830.83	0.00	34,830.83	0.00	0.00	0.00	34,830.83	0.00
X-E	01/01/24 - 01/30/24	30	0.00	14,666.11	0.00	14,666.11	0.00	0.00	0.00	14,666.11	0.00
X-F	01/01/24 - 01/30/24	30	0.00	20,164.72	0.00	20,164.72	0.00	0.00	0.00	20,164.72	0.00
X-G	01/01/24 - 01/30/24	30	0.00	5,205.99	0.00	5,205.99	0.00	0.00	0.00	5,205.99	0.00
A-M	01/01/24 - 01/30/24	30	0.00	285,768.18	0.00	285,768.18	0.00	0.00	0.00	285,768.18	0.00
B	01/01/24 - 01/30/24	30	0.00	213,888.63	0.00	213,888.63	0.00	0.00	0.00	213,888.63	0.00
C	01/01/24 - 01/30/24	30	0.00	169,426.07	0.00	169,426.07	0.00	0.00	0.00	169,426.07	0.00
D	01/01/24 - 01/30/24	30	0.00	280,064.52	0.00	280,064.52	0.00	0.00	0.00	280,064.52	0.00
E	01/01/24 - 01/30/24	30	0.00	76,173.63	0.00	76,173.63	0.00	0.00	0.00	76,173.63	0.00
F	01/01/24 - 01/30/24	30	0.00	32,074.20	0.00	32,074.20	0.00	0.00	0.00	32,074.20	0.00
G	01/01/24 - 01/30/24	30	518,169.15	44,099.43	0.00	44,099.43	5,978.89	0.00	0.00	38,120.54	524,148.04
H	01/01/24 - 01/30/24	30	3,687,814.24	11,385.30	0.00	11,385.30	11,385.30	0.00	0.00	0.00	3,699,199.54
Totals			4,205,983.39	2,735,641.50	0.00	2,735,641.50	17,364.19	0.00	0.00	2,718,277.31	4,223,347.58

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 31

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12592MBM1	4.188000%	81,882,000.00	81,882,000.00	0.00	285,768.18	0.00	0.00	285,768.18	81,882,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12592MBN9	4.490000%	57,164,000.00	57,164,000.00	0.00	213,888.63	0.00	0.00	213,888.63	57,164,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12592MBQ2	4.537894%	44,803,000.00	44,803,000.00	0.00	169,426.07	0.00	0.00	169,426.07	44,803,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			183,849,000.03	183,849,000.00	0.00	669,082.88	0.00	0.00	669,082.88	183,849,000.00

Exchangeable Certificate Details
PEZ	12592MBP4	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

	Additional Information
Total Available Distribution Amount (1)	3,996,401.61
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,836,403.19	Master Servicing Fee	3,691.72
Interest Reductions due to Nonrecoverability Determination	(11,069.03)	Certificate Administrator Fee	2,094.87
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	311.47
ARD Interest	0.00	Operating Advisor Fee	1,093.37
Net Prepayment Interest Excess / (Shortfall)	0.00	CCRE Strip - Cantor Commercial Real Estate Lending, L.P.	2,531.20
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	9,932.63
Total Interest Collected	2,825,334.16

Principal		Expenses/Reimbursements
Scheduled Principal	1,237,995.17	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	2,560.63
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,743.85
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	40,129.13	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,278,124.30	Total Expenses/Reimbursements	6,304.48

		Interest Reserve Deposit	90,819.77

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,718,277.31
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,278,124.30
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,996,401.61
Total Funds Collected	4,103,458.46	Total Funds Distributed	4,103,458.49

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	723,412,575.14	723,412,575.14	Beginning Certificate Balance	723,412,575.15
(-) Scheduled Principal Collections	1,237,995.17	1,237,995.17	(-) Principal Distributions	1,278,124.30
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	(40,129.12)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	(40,129.13)
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	(40,129.13)	(40,129.13)	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	722,174,579.97	722,174,579.97	Certificate Other Adjustments**	0.01
Beginning Actual Collateral Balance	724,128,785.54	724,128,785.54	Ending Certificate Balance	722,174,579.97
Ending Actual Collateral Balance	722,934,818.90	722,934,818.90

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.01
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	(0.01)
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.54%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	111,503,974.94	15.44%	6	4.6319	NAP	Defeased	16	111,503,974.94	15.44%	6	4.6319	NAP
	7,499,999 or less	11	53,862,163.44	7.46%	5	4.7943	1.609807	1.19 or less	7	69,477,598.68	9.62%	5	4.6044	0.700425
7,500,000 to 14,999,999		12	140,337,998.16	19.43%	13	4.5796	1.772159	1.20 to 1.39	3	54,729,403.37	7.58%	7	4.8133	1.257168
15,000,000 to 24,999,999		3	49,490,221.66	6.85%	6	4.4207	2.153393	1.40 to 1.49	1	8,598,915.18	1.19%	7	4.5750	1.406700
25,000,000 to 49,999,999		4	147,410,140.19	20.41%	6	4.6152	1.726839	1.50 to 1.59	1	17,960,129.91	2.49%	4	4.4600	1.515100
50,000,000 to 74,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.60 to 1.99	11	190,565,977.69	26.39%	7	4.7288	1.759734
	75,000,000 or greater	2	219,570,081.58	30.40%	7	4.4252	2.899562	2.00 or greater	9	269,338,580.20	37.30%	10	4.3356	3.122726
	Totals	48	722,174,579.97	100.00%	8	4.5531	2.114900	Totals	48	722,174,579.97	100.00%	8	4.5531	2.114900
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	20	111,503,974.94	15.44%	6	4.6319	NAP	Texas	4	16,638,193.12	2.30%	19	4.7908	1.913000
Alabama	1	888,792.85	0.12%	67	4.5000	3.487300	Virginia	57	112,834,278.98	15.62%	7	4.7964	1.762047
Arizona	2	15,008,361.30	2.08%	15	4.5000	0.760966	Totals	157	722,174,579.97	100.00%	8	4.5531	2.114900
California	7	86,575,038.05	11.99%	6	4.4759	1.463862
									Property Type³
Connecticut	2	1,069,393.35	0.15%	67	4.5000	3.487300
Florida	4	134,475,927.60	18.62%	7	4.1791	3.582814		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	1	1,220,657.74	0.17%	67	4.5000	3.487300		Properties	Balance	Agg. Bal.			DSCR¹
Idaho	1	222,312.81	0.03%	67	4.5000	3.487300	Defeased	20	111,503,974.94	15.44%	6	4.6319	NAP
Illinois	1	5,670,000.00	0.79%	7	4.7170	1.677500	Industrial	17	20,848,478.27	2.89%	7	4.7870	1.784000
Kansas	1	497,797.34	0.07%	67	4.5000	3.487300	Lodging	3	196,082,293.09	27.15%	7	4.2987	3.006909
Louisiana	1	948,381.85	0.13%	67	4.5000	3.487300	Mixed Use	2	18,262,756.69	2.53%	7	4.4535	2.009937
Minnesota	2	31,150,000.00	4.31%	7	4.4810	2.393100	Mobile Home Park	2	31,150,000.00	4.31%	7	4.4810	2.393100
Missouri	1	817,744.43	0.11%	67	4.5000	3.487300	Multi-Family	37	40,653,965.87	5.63%	5	4.6850	1.293272
Nevada	1	16,500,000.00	2.28%	7	4.2600	3.301800	Office	20	124,485,512.33	17.24%	6	4.7154	1.541280
New Jersey	3	54,048,519.67	7.48%	7	4.7750	1.456261	Retail	39	164,977,914.13	22.84%	7	4.6470	1.825377
New York	2	7,600,900.10	1.05%	7	4.8330	1.485857	Self Storage	17	14,209,684.52	1.97%	67	4.5000	3.487300
North Carolina	2	15,002,650.46	2.08%	8	4.3981	1.819090	Totals	157	722,174,579.97	100.00%	8	4.5531	2.114900
North Dakota	2	2,164,398.10	0.30%	(38)	5.9390	0.442200
Ohio	3	4,343,798.28	0.60%	21	4.8846	2.172348
Oklahoma	4	16,317,079.04	2.26%	7	4.5750	1.048962
Oregon	1	8,521,610.79	1.18%	7	4.8500	1.377100
Pennsylvania	29	15,030,091.63	2.08%	7	4.5500	1.655400
Puerto Rico	1	5,932,714.41	0.82%	7	4.9000	1.167200
South Carolina	2	48,050,592.46	6.65%	6	4.6554	2.394721
Tennessee	2	9,141,370.56	1.27%	12	4.3345	2.284436

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	111,503,974.94	15.44%	6	4.6319	NAP	Defeased	16	111,503,974.94	15.44%	6	4.6319	NAP
	4.4999% or less	9	259,010,590.68	35.87%	7	4.2797	2.804474	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	11	150,887,241.70	20.89%	12	4.5996	1.913524	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	10	195,267,504.97	27.04%	7	4.8118	1.593613	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	2	5,505,267.68	0.76%	(11)	5.3692	1.252587	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	722,174,579.97	100.00%	8	4.5531	2.114900	49 months or greater	32	610,670,605.03	84.56%	8	4.5387	2.183160
								Totals	48	722,174,579.97	100.00%	8	4.5531	2.114900
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	111,503,974.94	15.44%	6	4.6319	NAP	Defeased	16	111,503,974.94	15.44%	6	4.6319	NAP
	83 months or less	31	596,460,920.51	82.59%	7	4.5397	2.152091	Interest Only	6	182,495,000.00	25.27%	7	4.2406	3.403192
	84 to 116 months	0	0.00	0.00%	0	0.0000	0.000000	120 months or less	1	2,164,398.10	0.30%	(38)	5.9390	0.442200
	117 to 179 months	0	0.00	0.00%	0	0.0000	0.000000	121 months to 240 months	1	4,110,605.19	0.57%	7	4.8100	1.763900
	180 months or more	0	0.00	0.00%	0	0.0000	0.000000	241 months or more	23	407,690,917.22	56.45%	7	4.6634	1.605051
	Totals	47	707,964,895.45	98.03%	7	4.5542	2.087354	Totals	47	707,964,895.45	98.03%	7	4.5542	2.087354
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	111,503,974.94	15.44%	6	4.6319	NAP	120 months or less	1	14,209,684.52	1.97%	67	4.5000	3.487300
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	121 months to 240 months	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	30	605,015,912.02	83.78%	8	4.5319	2.195300	241 months or more	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	1	3,490,294.91	0.48%	7	4.8600	1.158400	Totals	1	14,209,684.52	1.97%	67	4.5000	3.487300
	25 months or greater	1	2,164,398.10	0.30%	(38)	5.9390	0.442200
	Totals	48	722,174,579.97	100.00%	8	4.5531	2.114900
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	656100287	LO	Miami Beach	FL	Actual/360	4.125%	426,250.00	0.00	0.00	N/A	09/06/24	--	120,000,000.00	120,000,000.00	02/06/24
2	28000535	Various Various		Various	Actual/360	4.787%	411,337.52	217,318.31	0.00	N/A	09/06/24	--	99,787,399.89	99,570,081.58	02/06/24
4	302600004	LO	Myrtle Beach	SC	Actual/360	4.643%	181,625.89	101,727.18	0.00	N/A	08/06/24	--	45,432,502.20	45,330,775.02	02/06/24
5	302600005	OF	Matawan	NJ	Actual/360	4.800%	166,356.70	69,742.71	0.00	N/A	09/06/24	--	40,247,589.81	40,177,847.10	02/06/24
6	302600006	LO	Cupertino	CA	Actual/360	4.470%	118,558.84	53,098.55	0.00	N/A	08/06/24	--	30,804,616.62	30,751,518.07	02/06/24
8	28000519	MH	Various	MN	Actual/360	4.481%	120,196.60	0.00	0.00	N/A	09/06/24	--	31,150,000.00	31,150,000.00	02/06/24
9	28000515	SS	Various	Various	Actual/360	4.500%	55,765.38	181,382.54	0.00	N/A	09/01/29	--	14,391,067.06	14,209,684.52	02/01/24
16	302600016	OF	Santa Fe Springs	CA	Actual/360	4.460%	69,089.22	29,251.50	0.00	N/A	06/06/24	--	17,989,381.41	17,960,129.91	02/06/24
18	28000512	MH	Santa Claus	IN	Actual/360	4.569%	59,863.70	34,235.93	0.00	N/A	09/06/24	05/06/24	15,215,393.06	15,181,157.13	02/06/24
19	28000520	MF	Philadelphia	PA	Actual/360	4.550%	59,021.91	33,991.14	0.00	N/A	09/06/24	--	15,064,082.89	15,030,091.75	02/06/24
21	302600021	RT	Las Vegas	NV	Actual/360	4.260%	60,527.50	0.00	0.00	N/A	09/05/24	--	16,500,000.00	16,500,000.00	02/05/24
22	28000503	OF	Los Angeles	CA	Actual/360	4.550%	56,033.85	26,021.49	0.00	N/A	08/06/24	--	14,301,443.59	14,275,422.10	02/06/24
23	656100294	MU	San Diego	CA	Actual/360	4.350%	53,111.01	26,538.88	0.00	N/A	09/06/24	--	14,178,690.38	14,152,151.50	02/06/24
24	28000508	OF	Glen Allen	VA	Actual/360	4.861%	60,274.69	22,941.82	0.00	09/06/24	09/06/29	--	14,399,590.84	14,376,649.02	02/06/24
26	656100277	RT	Phoenix	AZ	Actual/360	4.500%	49,389.29	29,146.93	0.00	N/A	08/06/24	--	12,745,623.63	12,716,476.70	06/06/22
27	302600027	OF	Fair Lawn	NJ	Actual/360	4.710%	54,401.38	23,744.09	0.00	N/A	08/06/24	--	13,413,120.89	13,389,376.80	02/06/24
28	28000522	RT	Raleigh	NC	Actual/360	4.367%	52,318.33	22,503.70	0.00	N/A	10/01/24	--	13,912,702.54	13,890,198.84	02/01/24
30	302600030	OF	Duluth	GA	Actual/360	4.640%	42,809.87	24,145.02	0.00	N/A	07/05/24	--	10,714,372.67	10,690,227.65	02/05/24
32	407000307	OF	El Segundo	CA	Actual/360	4.774%	42,961.96	21,113.47	0.00	N/A	09/06/24	06/06/24	10,451,725.06	10,430,611.59	02/06/24
33	302600033	OF	Various	Various	Actual/360	4.870%	42,365.64	18,631.16	0.00	N/A	09/06/24	--	10,101,387.65	10,082,756.49	02/06/24
34	28000511	MH	Narvon	PA	Actual/360	4.518%	35,465.32	20,667.04	0.00	N/A	09/06/24	05/06/24	9,115,876.22	9,095,209.18	02/06/24
36	28000514	RT	Seaside	OR	Actual/360	4.850%	35,666.50	18,421.91	0.00	N/A	09/06/24	--	8,540,032.70	8,521,610.79	02/06/24
37	28000501	MF	Columbia	SC	Actual/360	4.535%	31,288.83	25,608.91	0.00	N/A	08/06/24	--	8,012,220.11	7,986,611.20	02/06/24
38	656100271	OF	San Diego	CA	Actual/360	4.360%	33,975.98	15,864.11	0.00	N/A	08/06/24	05/06/24	9,049,535.23	9,033,671.12	02/06/24
39	656100283	RT	Sevierville	TN	Actual/360	4.320%	31,340.47	18,264.18	0.00	N/A	09/06/24	--	8,424,856.54	8,406,592.36	02/06/24
40	28000517	MF	Midwest City	OK	Actual/360	4.575%	33,929.25	13,480.04	0.00	N/A	09/06/24	--	8,612,395.22	8,598,915.18	02/06/24
41	302600041	MH	Saline	MI	Actual/360	4.520%	28,566.36	16,634.46	0.00	N/A	09/06/24	--	7,339,343.71	7,322,709.25	02/06/24
43	302600043	MF	Jacksonville	FL	Actual/360	4.511%	29,357.99	13,765.83	0.00	N/A	09/05/24	--	7,557,780.43	7,544,014.60	02/05/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
44	28000516	MF	Oklahoma City	OK	Actual/360	4.575%	30,454.02	12,099.33	0.00	N/A	09/06/24	--	7,730,263.19	7,718,163.86	02/06/24
45	301741009	OF	Daytona Beach	FL	Actual/360	4.630%	26,787.94	14,881.60	0.00	N/A	10/06/24	--	6,718,914.23	6,704,032.63	01/06/24
46	301741005	RT	New Port Richey	FL	Actual/360	4.634%	28,957.36	12,474.24	0.00	N/A	09/06/24	--	7,256,777.38	7,244,303.14	02/06/24
48	28000523	MF	Various	FL	Actual/360	5.250%	30,474.09	13,669.07	0.00	N/A	09/06/24	--	6,740,812.92	6,727,143.85	02/06/24
49	28000510	MH	North Java	NY	Actual/360	4.569%	23,308.08	13,329.85	0.00	N/A	09/06/24	05/06/24	5,924,152.21	5,910,822.36	02/06/24
50	28000525	RT	Cupey	PR	Actual/360	4.900%	25,086.46	12,727.82	0.00	N/A	09/06/24	--	5,945,442.23	5,932,714.41	02/06/24
51	302600051	MF	Decatur	GA	Actual/360	4.400%	24,528.69	10,524.57	0.00	N/A	08/06/24	--	6,473,848.76	6,463,324.19	02/06/24
52	28000513	MF	McAllen	TX	Actual/360	4.850%	25,230.09	11,180.65	0.00	N/A	09/06/24	--	6,041,126.13	6,029,945.48	02/06/24
53	407000302	RT	Encinitas	CA	Actual/360	4.442%	23,715.34	0.00	0.00	N/A	09/06/24	--	6,200,000.00	6,200,000.00	02/06/24
55	28000521	RT	O Fallon	IL	Actual/360	4.717%	23,030.75	0.00	0.00	09/06/24	09/06/44	--	5,670,000.00	5,670,000.00	01/06/24
58	302600058	MU	Rochester	NY	Actual/360	4.810%	17,083.43	13,889.55	0.00	N/A	09/06/24	--	4,124,494.74	4,110,605.19	02/06/24
60	302600060	MF	Various	GA	Actual/360	5.100%	17,235.75	8,147.15	0.00	N/A	09/05/24	--	3,924,649.52	3,916,502.37	02/05/24
61	407000313	RT	Birmingham	AL	Actual/360	4.650%	14,955.75	8,247.91	0.00	N/A	10/06/24	08/06/24	3,735,047.18	3,726,799.27	02/06/24
62	301741001	MF	Various	ND	Actual/360	5.939%	0.00	0.00	0.00	N/A	12/06/20	--	2,164,398.10	2,164,398.10	08/06/20
63	28000506	RT	Highland Heights	OH	Actual/360	5.000%	14,414.69	7,058.18	0.00	N/A	09/06/24	--	3,347,927.76	3,340,869.58	02/06/24
65	302600065	IN	Durham	NC	Actual/360	4.480%	12,184.78	7,201.05	0.00	N/A	05/06/24	--	3,158,497.58	3,151,296.53	02/06/24
66	302600066	RT	New York	NY	Actual/360	4.860%	14,628.57	5,182.61	0.00	N/A	09/05/24	--	3,495,477.52	3,490,294.91	02/05/24
69	302600069	MF	Canton	OH	Actual/360	5.070%	10,890.51	5,234.69	0.00	N/A	06/06/24	--	2,494,436.95	2,489,202.26	02/06/24
70	28000507	RT	El Centro	CA	Actual/360	4.950%	12,680.94	0.00	0.00	09/06/24	09/06/44	--	2,975,000.00	2,975,000.00	02/06/24
71	302600071	RT	Stuart	FL	Actual/360	4.950%	7,836.94	3,906.00	0.00	N/A	09/06/24	06/06/24	1,838,578.39	1,834,672.39	02/06/24
Totals							2,825,334.16	1,237,995.17	0.00				723,412,575.14	722,174,579.97
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	56,965,678.80	54,589,472.62	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	17,543,973.00	18,615,587.00	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	19,911,450.35	19,440,493.96	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,911,963.81	2,730,669.61	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1,592,336.00	0.00	--	--	--	0.00	0.00	116,981.11	116,981.11	0.00	0.00
8	3,710,159.56	2,565,120.48	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	10,290,472.17	10,018,869.03	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,581,257.64	1,512,939.36	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	1,954,983.05	1,413,042.05	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,873,797.69	1,913,675.58	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	5,821.14	0.00
22	1,659,308.34	1,432,750.95	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,097,382.00	1,629,239.56	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,677,367.02	1,366,453.36	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	563,768.00	484,782.00	01/01/23	09/30/23	02/06/24	661,542.81	138,772.10	75,880.10	1,430,849.01	0.00	0.00
27	1,189,454.85	1,472,312.73	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,228,301.26	1,273,025.46	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	1,307,369.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	1,105,058.85	768,577.55	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	1,431,173.64	1,046,353.43	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	855,659.21	648,250.34	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	4,638.14	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
44	547,931.72	197,318.64	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	760,694.32	0.00	--	--	--	0.00	0.00	41,640.61	41,640.61	0.00	0.00
46	944,906.01	755,600.39	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	531,623.43	399,760.55	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	0.00	439,875.69	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
53	716,977.55	626,395.42	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
55	455,316.00	341,487.00	01/01/23	09/30/23	--	0.00	0.00	23,006.34	23,006.34	0.00	0.00
58	614,737.00	520,792.33	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	326,347.00	141,796.00	01/01/20	06/30/20	02/06/24	2,019,515.98	178,254.91	0.00	0.00	0.00	0.00
63	504,572.50	361,300.87	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	1,180.04	0.00
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
66	275,639.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
70	290,509.05	217,881.60	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
71	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	140,420,168.47	126,923,823.56				2,681,058.79	317,027.01	257,508.16	1,612,477.07	11,639.32	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/12/24	0	0.00	0	0.00	1	12,716,476.70	1	2,164,398.10	1	12,716,476.70	0	0.00	0	0.00	0	0.00	4.553118%	4.532008%	8
01/12/24	0	0.00	0	0.00	1	12,745,623.63	1	2,164,398.10	1	12,745,623.63	0	0.00	0	0.00	0	0.00	4.553263%	4.532150%	9
12/12/23	0	0.00	0	0.00	1	12,774,658.05	1	2,164,398.10	1	12,774,658.05	0	0.00	1	30,073.49	0	0.00	4.553407%	4.532292%	10
11/10/23	0	0.00	0	0.00	1	12,805,174.86	1	2,164,398.10	1	12,805,174.86	0	0.00	0	0.00	0	0.00	4.553556%	4.532439%	11
10/13/23	0	0.00	0	0.00	1	12,833,979.41	1	2,164,398.10	2	12,833,979.41	0	0.00	0	0.00	1	4,042,502.52	4.553697%	4.532578%	12
09/12/23	0	0.00	0	0.00	2	17,749,063.10	1	2,164,398.10	2	17,749,063.10	0	0.00	0	0.00	0	0.00	4.558438%	4.535585%	13
08/11/23	0	0.00	0	0.00	2	17,786,445.02	1	2,164,398.10	2	17,786,445.02	0	0.00	0	0.00	0	0.00	4.558577%	4.535722%	14
07/12/23	0	0.00	0	0.00	2	17,823,677.07	1	2,164,398.10	2	17,823,677.07	0	0.00	0	0.00	0	0.00	4.558715%	4.535858%	15
06/12/23	0	0.00	0	0.00	2	17,863,084.63	1	2,164,398.10	2	17,863,084.63	0	0.00	0	0.00	0	0.00	4.558862%	4.536003%	16
05/12/23	0	0.00	0	0.00	2	17,900,009.29	1	2,164,398.10	2	17,900,009.29	0	0.00	0	0.00	0	0.00	4.558998%	4.536136%	17
04/12/23	0	0.00	0	0.00	2	17,939,120.55	1	2,164,398.10	2	17,939,120.55	0	0.00	0	0.00	0	0.00	4.559143%	4.536279%	18
03/10/23	0	0.00	0	0.00	2	17,975,740.26	1	2,164,398.10	2	17,975,740.26	0	0.00	0	0.00	0	0.00	4.559276%	4.536410%	19
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 31

Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
26	656100277	06/06/22	19	6	75,880.10	1,430,849.01	903,068.55		13,294,249.89	08/21/20	7			12/28/21
45	301741009	01/06/24	0	B	41,640.61	41,640.61	0.00		6,718,914.23
55	28000521	01/06/24	0	B	23,006.34	23,006.34	0.00		5,670,000.00
62	301741001	08/06/20	41	5	0.00	0.00	139,320.64		2,331,982.17	11/10/20	2		03/14/18
Totals					140,527.05	1,495,495.96	1,042,389.19		28,015,146.29
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 21 of 31

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		2,164,398	0	0		2,164,398
0 - 6 Months		220,417,303	207,700,827	0		12,716,477
7 - 12 Months		462,361,545	462,361,545	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		37,231,334	37,231,334	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-24	722,174,580	707,293,705	0	0	0	14,880,875
Jan-24	723,412,575	708,502,553	0	0	0	14,910,022
Dec-23	724,645,646	709,706,590	0	0	0	14,939,056
Nov-23	725,973,463	711,003,890	0	0	0	14,969,573
Oct-23	727,196,351	712,197,973	0	0	0	14,998,378
Sep-23	733,369,178	713,455,717	0	0	0	19,913,461
Aug-23	734,590,882	714,640,039	0	0	0	19,950,843
Jul-23	735,807,722	715,819,647	0	0	0	19,988,075
Jun-23	737,090,919	717,063,437	0	0	0	20,027,483
May-23	738,297,805	718,233,397	0	0	0	20,064,407
Apr-23	739,571,406	719,467,887	0	0	0	20,103,519
Mar-23	740,768,414	720,628,276	0	0	0	20,140,138
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 31

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
26	656100277	12,716,476.70	13,294,249.89	15,900,000.00	08/07/23	190,609.00	0.26960	09/30/23	08/06/24	245
62	301741001	2,164,398.10	2,331,982.17	1,110,000.00	03/15/23	125,596.00	0.44220	06/30/20	12/06/20	4
Totals		14,880,874.80	15,626,232.06	17,010,000.00		316,205.00

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 31

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
26	656100277	RT	AZ	08/21/20	7

REO Title Date: 12/28/2021 Description of Collateral: 87K SF anchored retail center across 3, single-story bldgs in Phoenix, AZ. Built/reno 1987/2002. Property is located blocks away from Paradise Valley Mall (Macerich), which is currently being redevelop ed to include a mix of retail shops, a grocery store, restaurants, multi-family residential units, entertainment, office, and self-storage. Property has 378 parking space (4.3/1K SF). Crossed with or is a Companion Loan to: N/A. Deferred

Maintenance/Repair Issues: Have performed demo in the anchor box to expose the 25 foot ceilings. Leasing Summary: Anchor lease has been fully executed. Smoothie tenant for former Starbucks space is tenant executed and being processed by LL. Working on an expansion for the Martial Art's tenant (currently in 1800SF moving to ~4500 SF). Have a signed LOI with national restaurant tenant for outparcel end cap (~5000 SF). Lease is being drafted. Marketing Summary: Property is not currently listed for sale.
62	301741001	MF	ND	11/10/20	2

The loan is secured by two multifamily properties. The Watford City property consists of 84 bedrooms (14 units) across 7, two-story apartment buildings. The Williston property is comprised of 24 bedrooms (4 units) across 2, two-story buildings in

a 6 building complex (4 buildings are not part of the collateral). Evaluating a DIL with Borrower.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 31

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	656100287	0.00	4.12500%	0.00	4.12500%	10	05/01/20	05/06/20	06/08/20
6	302600006	32,292,106.98	4.46950%	32,292,106.98	4.46950%	10	08/06/20	04/06/20	09/08/20
6	302600006	0.00	4.46950%	0.00	4.46950%	10	03/06/22	01/06/21	05/06/22
6	302600006	0.00	4.46950%	0.00	4.46950%	10	03/15/22	01/06/21	05/06/22
7	302600007	31,942,799.34	4.38000%	31,942,799.34	4.38000%	9	10/05/20	10/06/20	11/06/20
35	302600035	0.00	4.84000%	0.00	4.84000%	9	04/10/18	05/04/18	09/12/18
62	301741001	0.00	5.93900%	0.00	5.93900%	9	01/25/19	01/06/19	02/25/19
Totals		64,234,906.32		64,234,906.32
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 31

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
17	302600017	01/11/19	15,326,718.99	7,300,000.00	6,652,525.89	4,715,687.62	6,652,525.89	1,936,838.27	13,389,880.72	0.00	504,871.46	12,885,009.26	67.10%
20	656100285	05/12/21	16,363,403.49	6,900,000.00	7,541,131.94	2,938,580.40	6,941,436.18	4,002,855.78	12,360,547.71	0.00	185,063.40	12,175,484.31	67.64%
25	301741008	05/12/22	9,925,130.53	14,500,000.00	11,656,238.81	1,731,108.28	11,656,238.81	9,925,130.53	0.00	0.00	0.00	0.00	0.00%
29	302600029	07/10/20	12,524,323.39	25,800,000.00	16,278,809.79	3,754,486.40	16,278,809.79	12,524,323.39	0.00	0.00	(3,665.50)	3,665.50	0.02%
35	302600035	06/11/21	9,483,200.54	14,400,000.00	16,681,085.38	7,197,884.84	16,681,085.38	9,483,200.54	0.00	0.00	0.00	0.00	0.00%
57	407000311	10/13/23	4,884,788.50	3,710,000.00	5,947,265.91	667,254.30	4,719,313.49	4,052,059.19	832,729.31	40,129.13	150,790.38	681,938.93	12.17%
59	302600059	10/11/19	4,773,736.45	7,360,000.00	3,691,573.88	3,691,573.88	3,691,573.88	0.00	4,773,736.45	0.00	(189,323.29)	4,963,059.74	93.64%
68	301741002	01/10/20	2,835,978.58	4,500,000.00	3,272,144.81	436,166.23	3,272,144.81	2,835,978.58	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			76,117,280.47	84,470,000.00	71,720,776.41	25,132,741.95	69,893,128.23	44,760,386.28	31,356,894.19	40,129.13	647,736.45	30,709,157.74

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 26 of 31

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	02/12/24	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	302600017	08/12/20	0.00	0.00	12,885,009.26	0.00	0.00	15.81	0.00	0.00	12,885,009.26
		05/12/20	0.00	0.00	12,884,993.45	0.00	0.00	950.32	0.00	0.00
		04/10/20	0.00	0.00	12,884,043.13	0.00	0.00	(2,200.00)	0.00	0.00
		03/12/20	0.00	0.00	12,886,243.13	0.00	0.00	106.00	0.00	0.00
		02/12/20	0.00	0.00	12,886,137.13	0.00	0.00	332.97	0.00	0.00
		11/13/19	0.00	0.00	12,885,804.16	0.00	0.00	(20,478.70)	0.00	0.00
		07/12/19	0.00	0.00	12,906,282.86	0.00	0.00	5,141.74	0.00	0.00
		05/10/19	0.00	0.00	12,901,141.12	0.00	0.00	(175,718.06)	0.00	0.00
		03/12/19	0.00	0.00	13,076,859.18	0.00	0.00	(313,021.54)	0.00	0.00
		01/11/19	0.00	0.00	13,389,880.72	0.00	0.00	13,389,880.72	0.00	0.00
20	656100285	01/12/23	0.00	0.00	12,175,484.31	0.00	0.00	(3,056.57)	0.00	0.00	12,175,484.31
		10/13/22	0.00	0.00	12,178,540.88	0.00	0.00	600.00	0.00	0.00
		09/12/22	0.00	0.00	12,177,940.88	0.00	0.00	573.27	0.00	0.00
		08/12/22	0.00	0.00	12,177,367.61	0.00	0.00	(192,043.07)	0.00	0.00
		01/12/22	0.00	0.00	12,369,410.68	0.00	0.00	8,392.36	0.00	0.00
		10/13/21	0.00	0.00	12,361,018.32	0.00	0.00	470.61	0.00	0.00
		05/12/21	0.00	0.00	12,360,547.71	0.00	0.00	12,360,547.71	0.00	0.00
25	301741008	05/12/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	302600029	11/13/20	0.00	0.00	3,665.50	0.00	0.00	3,346.50	0.00	0.00	3,665.50
		07/27/20	0.00	0.00	0.00	0.00	0.00	319.00	0.00	0.00
35	302600035	12/12/23	0.00	0.00	0.00	0.00	0.00	(312.68)	0.00	0.00	0.00
		06/25/21	0.00	0.00	0.00	0.00	0.00	312.68	0.00	0.00
57	407000311	02/12/24	0.00	0.00	681,938.93	0.00	0.00	(40,129.13)	0.00	0.00	681,938.93
		12/12/23	0.00	0.00	722,068.06	0.00	0.00	(110,661.25)	0.00	0.00
		10/13/23	0.00	0.00	832,729.31	0.00	0.00	832,729.31	0.00	0.00
59	302600059	01/12/24	0.00	0.00	4,963,059.74	0.00	2,804.25	0.00	0.00	0.00	5,682,549.66
		09/12/23	0.00	0.00	4,960,255.49	0.00	14,868.24	0.00	0.00	0.00
		08/11/23	0.00	0.00	4,945,387.25	0.00	9,764.35	0.00	0.00	0.00
		07/12/23	0.00	0.00	4,935,622.90	0.00	26,314.87	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 31

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
59	302600059	05/12/23	0.00	0.00	4,909,308.03	0.00	2,184.75	0.00	0.00	0.00
		04/12/23	0.00	0.00	4,907,123.28	0.00	5,344.87	0.00	0.00	0.00
		01/12/23	0.00	0.00	4,901,778.41	0.00	3,742.06	0.00	0.00	0.00
		12/12/22	0.00	0.00	4,898,036.35	0.00	3,310.70	0.00	0.00	0.00
		11/14/22	0.00	0.00	4,894,725.65	0.00	322.87	0.00	0.00	0.00
		10/13/22	0.00	0.00	4,894,402.78	0.00	149.82	0.00	0.00	0.00
		09/12/22	0.00	0.00	4,894,252.96	0.00	216.00	0.00	0.00	0.00
		08/12/22	0.00	0.00	4,894,036.96	0.00	7,080.74	0.00	0.00	0.00
		07/12/22	0.00	0.00	4,886,956.22	0.00	63.61	0.00	0.00	0.00
		06/10/22	0.00	0.00	4,886,892.61	0.00	13,969.12	0.00	0.00	0.00
		05/12/22	0.00	0.00	4,872,923.49	0.00	83.04	0.00	0.00	0.00
		04/12/22	0.00	0.00	4,872,840.45	0.00	9,794.25	0.00	0.00	0.00
		01/12/22	0.00	0.00	4,863,015.80	0.00	8,136.00	0.00	0.00	0.00
		12/10/21	0.00	0.00	4,854,879.80	0.00	2,417.62	0.00	0.00	0.00
		11/15/21	0.00	0.00	4,852,462.18	0.00	13,113.16	0.00	0.00	0.00
		08/12/21	0.00	0.00	4,839,303.41	0.00	1,641.37	0.00	0.00	0.00
		07/12/21	0.00	0.00	4,837,662.04	0.00	6,042.37	0.00	0.00	0.00
		05/12/21	0.00	0.00	4,831,619.67	0.00	15,836.67	0.00	0.00	0.00
		03/12/21	0.00	0.00	4,815,783.00	0.00	2,530.00	0.00	0.00	0.00
		01/12/21	0.00	0.00	4,813,253.00	0.00	3,405.50	0.00	0.00	0.00
		10/13/20	0.00	0.00	4,809,847.50	0.00	10,158.75	0.00	0.00	0.00
		09/14/20	0.00	0.00	4,799,688.75	0.00	1,097.25	0.00	0.00	0.00
		07/10/20	0.00	0.00	4,798,591.50	0.00	0.00	247.50	0.00	0.00
		06/12/20	0.00	0.00	4,798,344.00	0.00	1,077.50	0.00	0.00	0.00
		05/12/20	0.00	0.00	4,797,266.50	0.00	971.50	0.00	0.00	0.00
		04/10/20	0.00	0.00	4,796,295.00	0.00	14,524.25	0.00	0.00	0.00
		03/12/20	0.00	0.00	4,781,770.75	0.00	60.00	0.00	0.00	0.00
		01/10/20	0.00	0.00	4,781,710.75	0.00	6,913.00	0.00	0.00	0.00
		12/12/19	0.00	0.00	4,774,797.75	0.00	263.25	0.00	0.00	0.00
		11/13/19	0.00	0.00	4,774,534.50	0.00	798.05	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 31

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
59	302600059	10/11/19	0.00	0.00	4,773,736.45	0.00	0.00	4,773,736.45	0.00	908,565.71
68	301741002	04/12/23	0.00	0.00	0.00	0.00	0.00	(200.00)	0.00	0.00	0.00
		06/12/20	0.00	0.00	200.00	0.00	0.00	200.00	0.00	0.00
		01/10/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.01	0.00	0.00	0.00	(40,129.13)	0.00	0.00	(40,129.13)
Cumulative Totals			0.00	0.01	30,709,157.74	0.00	188,999.78	30,520,081.95	0.00	908,565.71	31,428,647.66

© 2021 Computershare. All rights reserved. Confidential.											Page 29 of 31

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
26	0.00	0.00	2,743.85	0.00	0.00	2,560.63	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	0.00	1,000.00	0.00	0.00	0.00	0.00	11,069.03	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,743.85	0.00	0.00	2,560.63	0.00	11,069.03	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		17,373.51

© 2021 Computershare. All rights reserved. Confidential.												Page 30 of 31

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 31 of 31